Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management [Abstract]
Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2024
Trade payables	104,224	—	—	104,224	104,224
Financial liabilities included in other payables and accruals	137,401	—	—	137,401	137,401
Borrowings	788,994	1,532	52,547	843,073	824,045
Lease liabilities	1,410	1,284	2,221	4,915	4,552
Financial liabilities at fair value through profit or loss	264,174	—	—	264,174	241,524
	1,296,203	2,816	54,768	1,353,787	1,311,746
At December 31, 2025
Trade payables	230,832	—	—	230,832	230,832
Financial liabilities included in other payables and accruals	327,138	—	—	327,138	327,138
Borrowings	517,071	94,546	—	611,617	582,724
Lease liabilities	1,529	1,133	—	2,662	2,590
	1,076,570	95,679	—	1,172,249	1,143,284

Schedule of Analysis of Current Ratio and Gearing Ratio
	As of December 31,
	2024	2025
	RMB’000	RMB’000
Total liabilities	1,404,778	1,205,246
Total assets	650,644	312,572
Total liabilities to total assets ratio	2.16	3.86

Schedule of Fair Value of Financial Instruments
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2024
Assets:
Financial assets at fair value through profit or loss	—	—	132,352	132,352
Financial assets at fair value through other comprehensive income	66,642	—	—	66,642
Liabilities:
Financial liabilities at fair value through profit or loss	—	—	241,524	241,524
At December 31, 2025
Assets:
Financial assets at fair value through profit or loss	—	—	1,291	1,291
Financial assets at fair value through other comprehensive income	92,396	—	—	92,396
Liabilities:
Financial liabilities at fair value through profit or loss	—	—	22,044	22,044

Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Assets
Description	Fair value at December 31,		Unobservable inputs	Range of inputs at December 31,		Relationship of unobservable inputs to fair value
	2024	2025		2024	2025
	RMB’000	RMB’000
Convertible bonds	241,524	—	Expected volatility	Note 18	N/A	The higher the expected volatility, the lower the fair value
Warrants	—	22,044	Expected volatility	N/A	Note 18	The higher the expected volatility, the higher the fair value